Trade receivables	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables
Trade receivables and contract assets
Trade receivables and contract assets are non-interest bearing and generally have 30-90 day payment terms.

	At December 31,
	2017	2018	2019
	(in thousands)
Trade receivables	$18,754	$16,758	$11,957
Contract assets	3,112	2,707	1,587
Unbilled revenue	355	105	—
Unissued credit notes	(485)	(1,094)	(848)
Provisions on trade receivables	(810)	(2,592)	(2,719)
Net trade receivables	$20,926	$15,884	$9,977

In the years ended December 31, 2017, 2018 and 2019, the Company recorded unissued credit notes related to special customers programs such as rebates.
The movements in the provision for impairment of receivables were as follows:

	December 31,
	2017	2018	2019
	(in thousands)
At January 1,	$628	$810	$2,592
Charge for the year	182	1,782	515
Utilized amounts	$—	$—	$(388)
At year end	$810	$2,592	$2,719

In the year ended December 31, 2018, the Company recognized a provision for impairment of $1,782,000 included in the Consolidated Statement of Operations in "General and administrative". In the year ended December 31, 2019, the Company impaired additional trade receivables for $515,000. Trade receivables impaired are related primarily to significantly aged receivables, which the Company no longer expects to collect although still subject to enforcement.

As at year end, the aging analysis of trade receivables and contract assets that were not impaired is as follows:

	Total	Neither past due nor Impaired	Past due but not impaired
			<30 days	30-60 days	60-120 days	>120 days
	(in thousands)
At December 31, 2017	$20,926	$12,746	$4,771	$1,036	$1,673	$700
At December 31, 2018	$15,884	$7,421	$5,155	$49	$471	$2,788
At December 31, 2019	$9,977	$6,265	$2,125	$130	$371	$1,086

The Company does not assign credit risk rating grades to its trade receivables, but assess credit risk at the customer level.